Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash (Table)

	December 31, 2021	December 31, 2020
Cash on hand and at banks	$53,547	$94,787
Short-term deposits and highly liquid funds	44	94
Restricted cash	84,260	16,303
Cash and cash equivalents and restricted cash	$137,851	$111,184